UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2012
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---
This Amendment (Check only one.):
   [ ]  is a restatement.
   [ ]  adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities (USA) Inc.
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Address:   1633 Broadway, 29th fl.
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           New York, NY 10019-6708
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Form 13F File Number: 28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     George Mandl
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Title:    Executive Director, Deputy Chief Compliance Officer
         ---------------------------------------------
Phone:    212-405-7183
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Signature, Place, and Date of Signing:


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  George Mandl,   New York, NY    January 25, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

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

		Mitsubishi UFJ Securities (USA) Inc.
                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
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Form 13F Information Table Entry Total:     10
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Form 13F Information Table Value Total:    18,433
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                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28-13570               Mitsubishi UFJ Securities Holdings Co., Ltd.
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

                          FORM 13F INFORMATION TABLE
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     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
APPLE INC       COM  037833100  6,120 11,500  SH       DEFINED  01   11,500   0     0
APPLE INC       PUT  037833100  7,983 15,000  SH  PUT  DEFINED  01   15,000   0     0
CHESAPEAKE
 ENERGY CORP    COM  165167107    289 17,400  SH       DEFINED  01   17,400   0     0
CHESAPEAKE
 ENERGY CORP    PUT  165167107    289 17,400  SH  PUT  DEFINED  01   17,400   0     0
GREEN MOUNTAIN
 COFEE ROASTERS COM  393122106    827 20,000  SH       DEFINED  01   20,000   0     0
GREEN MOUNTAIN
 COFEE ROASTERS	PUT  393122106    827 20,000  SH  PUT  DEFINED  01   20,000   0     0
GREEN MOUNTAIN
GOOGLE INC      COM  38259P508    707  1,000  SH       DEFINED  01    1,000   0     0
GOOGLE INC      PUT  38259P508    707  1,000  SH  PUT  DEFINED  01    1,000   0     0
BGS ACQUISITION
 CORP           *W   G1082J118      8 53,333  SH       DEFINED  01   53,333   0     0
BGS ACQUISITION
 CORP           UNIT G1082J126    676 68,000  SH       DEFINED  01   68,000   0     0